SCHWAB STRATEGIC TRUST

Schwab U.S. ETFs

Schwab U.S. Broad Market ETF

Schwab U.S. Large-Cap ETF

Schwab U.S. Large-Cap Growth ETF

Schwab U.S. Large-Cap Value ETF

Schwab U.S. Mid-Cap ETF

Schwab U.S. Small-Cap ETF

Schwab U.S. Dividend Equity ETF

(each, a "Fund")

Supplement dated September 20, 2012 to the

Prospectus dated December 17, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective September 20, 2012, the management fee of each Fund has been reduced, as follows:

	Current Management Fees	New Management Fees
Schwab U.S. Broad Market ETF	0.06%	0.04%
Schwab U.S. Large-Cap ETF	0.08%	0.04%
Schwab U.S. Large-Cap Growth ETF	0.13%	0.07%
Schwab U.S. Large-Cap Value ETF	0.13%	0.07%
Schwab U.S. Mid-Cap ETF	0.13%	0.07%
Schwab U.S. Small-Cap ETF	0.13%	0.10%
Schwab U.S. Dividend Equity ETF	0.17%	0.07%

Accordingly, the following changes to the Prospectus are effective September 20, 2012:

1. Schwab U.S. Broad Market ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.04
Other expenses	None

Total annual operating expenses	0.04

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$4	$13	$23	$51

2. Schwab U.S. Large-Cap ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.04
Other expenses	None

Total annual operating expenses	0.04

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$4	$13	$23	$51

3. Schwab U.S. Large-Cap Growth ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 9 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual operating expenses	0.07

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$7	$23	$40	$90

4. Schwab U.S. Large-Cap Value ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual operating expenses	0.07

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$7	$23	$40	$90

5. Schwab U.S. Mid-Cap ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 17 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual operating expenses	0.07

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$7	$23	$40	$90

6. Schwab U.S. Small-Cap ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 20 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.10
Other expenses	None

Total annual operating expenses	0.10

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$10	$32	$57	$128

7. Schwab U.S. Dividend Equity ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 24 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual operating expenses	0.07

Expenses on a $10,000 investment
1 year	3 years
$7	$23

SCHWAB STRATEGIC TRUST

Schwab International ETFs

Schwab International Equity ETF

Schwab International Small-Cap Equity ETF

Schwab Emerging Markets Equity ETF

(each a "Fund")

Supplement dated September 20, 2012 to the

Prospectus dated December 17, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective September 20, 2012, the management fee of each Fund has been reduced, as follows:

	Current Management Fees	New Management Fees
Schwab International Equity ETF	0.13%	0.09%
Schwab International Small-Cap Equity ETF	0.35%	0.20%
Schwab Emerging Markets Equity ETF	0.25%	0.15%

Accordingly, the following changes to the Prospectus are effective September 20, 2012:

1. Schwab International Equity ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.09
Other expenses	None

Total annual operating expenses	0.09

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$9	$29	$51	$115

2. Schwab International Small-Cap Equity ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.20
Other expenses	None

Total annual operating expenses	0.20

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$20	$64	$113	$255

3. Schwab Emerging Markets Equity ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 9 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.15
Other expenses	None

Total annual operating expenses	0.15

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$15	$48	$85	$192

SCHWAB STRATEGIC TRUST

Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF

Schwab Short-Term U.S. Treasury ETF

Schwab Intermediate-Term U.S. Treasury

Schwab U.S. Aggregate Bond ETF

(each a "Fund")

Supplement dated September 20, 2012 to the

Prospectus dated April 30, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective September 20, 2012, the management fee of each Fund has been reduced, as follows:

	Current Management Fees	New Management Fees
Schwab U.S. TIPS ETF	0.14%	0.07%
Schwab Short-Term U.S. Treasury ETF	0.12%	0.08%
Schwab Intermediate-Term U.S. Treasury	0.12%	0.10%
Schwab U.S. Aggregate Bond ETF	0.10%	0.05%

Accordingly, the following changes to the Prospectus are effective September 20, 2012:

1. Schwab U.S. TIPS ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual operating expenses	0.07

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$7	$23	$40	$90

2. Schwab Short-Term U.S. Treasury ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.08
Other expenses	None

Total annual operating expenses	0.08

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$8	$26	$45	$103

3. Schwab Intermediate-Term U.S. Treasury ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 8 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.10
Other expenses	None

Total annual operating expenses	0.10

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$10	$32	$57	$128

4. Schwab U.S. Aggregate Bond ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 11 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.05
Other expenses	None

Total annual operating expenses	0.05

Expenses on a $10,000 investment
1 year	3 years
$5	$16

SCHWAB STRATEGIC TRUST

Schwab U.S. REIT ETF

Supplement dated September 20, 2012 to the

Prospectus dated June 28, 2012

(the "Fund")

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective September 20, 2012, the management fee of the Fund has been reduced, as follows:

	Current Management Fees	New Management Fees
Schwab U.S. REIT ETF	0.13%	0.07%

Accordingly, the following changes to the Prospectus are effective September 20, 2012:

1. The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual operating expenses	0.07

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$7	$23	$40	$90